Concession Financial and Sector Assets and Liabilities - Schedule of Generation Indemnity Receivable (Details) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Installed capacity (MW) | MW	3,601.7
Net balance of assets	R$ 785
Financial Update	86
Net balance of assets	R$ 871
Usina hidreletrica tress marias [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	396
Net balance of assets	R$ 203
Financial Update	22
Net balance of assets	R$ 225
Usina hidreletrica salto grande [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	102
Net balance of assets	R$ 104
Financial Update	11
Net balance of assets	R$ 115
Usina hidreletrica itutinga [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	52
Net balance of assets	R$ 12
Financial Update	1
Net balance of assets	R$ 13
Usina hidreletrica camargos [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	46
Net balance of assets	R$ 24
Financial Update	2
Net balance of assets	R$ 26
Cemig PCH piau [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	18.01
Net balance of assets	R$ 6
Financial Update	1
Net balance of assets	R$ 7
Cemig PCH gafanhoto [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	14
Net balance of assets	R$ 7
Financial Update	1
Net balance of assets	R$ 8
Cemig PCH peti [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	9.4
Net balance of assets	R$ 7
Financial Update	1
Net balance of assets	R$ 8
Cemig PCH dona rita [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Sep. 2013
Installed capacity (MW) | MW	2.41
Net balance of assets	R$ 2
Financial Update	0
Net balance of assets	R$ 2
Cemig PCH tronqueiras [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.5
Net balance of assets	R$ 10
Financial Update	1
Net balance of assets	R$ 11
Cemig PCH joasal [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.4
Net balance of assets	R$ 8
Financial Update	1
Net balance of assets	R$ 9
Cemig PCH martins [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.7
Net balance of assets	R$ 6
Financial Update	1
Net balance of assets	R$ 7
Cemig PCH cajuru [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.2
Net balance of assets	R$ 23
Financial Update	3
Net balance of assets	R$ 26
Cemig PCH paciencia [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	4.08
Net balance of assets	R$ 5
Financial Update	0
Net balance of assets	R$ 5
Cemig PCH marmelos [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	4
Net balance of assets	R$ 3
Financial Update	0
Net balance of assets	R$ 3
Usina hidreletrica volta grande [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Feb. 2017
Installed capacity (MW) | MW	380
Net balance of assets	R$ 0
Financial Update	0
Net balance of assets	R$ 0
Usina hidreletrica miranda [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Dec. 2016
Installed capacity (MW) | MW	408
Net balance of assets	R$ 110
Financial Update	12
Net balance of assets	R$ 122
Usina hidreletrica jaguara [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Aug. 2013
Installed capacity (MW) | MW	424
Net balance of assets	R$ 168
Financial Update	19
Net balance of assets	R$ 187
Usina hidreletrica sao simao [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Jan. 2015
Installed capacity (MW) | MW	1,710
Net balance of assets	R$ 87
Financial Update	10
Net balance of assets	R$ 97